Common Stock and Additional Paid-in Capital - Non-Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of non-vested shares
Balance	405,298	612,798
Granted		186,702
Forfeited	(155,298)	(63,950)
Vested	(150,000)	(330,252)
Balance	100,000	405,298
Weighted average grant date fair value per non vested shares
Balance	$ 10.8	$ 13.49
Granted		6.95
Forfeited	10.08	12.29
Vested	12.43	13.33
Balance	$ 9.46	$ 10.8
Number of vested shares
Balance	609,887	309,452
Granted and vested		52,802
Non vested shares granted in prior years and vested 2015		277,450
Vested shares granted in prior years	150,000
Granted and vested shares in prior years, but cancelled during 2015 and 2016 respectively	(416,002)	(29,817)
Balance	343,885	609,887
Weighted average grant date fair value per vested shares
Balance	$ 15.15	$ 17.22
Granted and vested		6.89
Non vested shares granted in prior years and vested 2015		14.56
Vested shares granted in prior years	12.43
Granted and vested shares in prior years, but cancelled during 2015 and 2016 respectively	13.52	16.59
Balance	$ 15.94	$ 15.15